Significant Accounting policies, Basis of preparation and Consolidation (Details) - USD ($) $ in Millions	12 Months Ended			18 Months Ended
	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018	Apr. 30, 2017	[1]
Going concern [Abstract]
Cash balances	$ 737.2	$ 355.7	[1]	$ 620.9 [1]	$ 151.0
Total liquidity	1,087.2
Net current liability	(246.5)
Contract liabilities	$ 981.4	$ 1,045.9	[1]	$ 1,134.7
Subsidiaries [Abstract]
Ownership interest	100.00%
Novell Japan Ltd [Member]
Subsidiaries [Abstract]
Ownership interest	100.00%	84.24%		81.05%
Bottom of Range [Member]
Going concern [Abstract]
Net leverage covenant percentage	35.00%

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.